Wyndham Worldwide Corporation

7 Sylvan Way

Parsippany, New Jersey 07054

June 15, 2006

VIA EDGAR

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549-4561

Attn:	Michael McTiernan, Esq.
Special Counsel

RE:	Wyndham Worldwide Corporation

Registration Statement on Form 10

Commission File No. 001-32876

Dear Mr. McTiernan:

In connection with the above referenced Registration Statement on Form 10, as amended (the “Filing”), of Wyndham Worldwide Corporation (the “Company”), the undersigned hereby acknowledges on behalf of the Company:

(i)	the Company is responsible for the adequacy and accuracy of the disclosure in the Filing;

(ii)	staff comments or changes to disclosure in response to staff comments do not foreclose the Securities and Exchange Commission (the “Commission”) from taking any action with respect to the Filing; and

(iii)	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Very truly yours,

WYNDHAM WORLDWIDE CORPORATION

By:	/s/ Virginia M. Wilson
	Name:	Virginia M. Wilson
	Title:	Executive Vice President and Chief Financial Officer

cc:	Geoffrey Ossias
Matthew Maulbeck
Josh Forgione
Eric J. Bock
Scott G. McLester

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